Schedule of short term loans (Details) (Parenthetical)	Oct. 09, 2025	Oct. 08, 2025
Debt Disclosure [Abstract]
Interest rate	15.00%
Interest rate stated percentage per month	15.00%
Interest rate stated percentage per week		1.25%
Interest rate stated percentage per annum	30.00%